4. Intangible Assets - Future Amortization of Intangible Assets (Details) (USD $)	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 4,257
2016	4,302
2017	4,297
2018	4,297
2019	4,297
2020 and Thereafter	$ 29,910